Net Loss per Share Attributable to Athenex, Inc. Common Stockholders - Schedule Outstanding Shares of Common Stock Equivalents Excluded from the Calculation of Diluted Net Loss Per Share (Detail) - shares
	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total potential dilutive shares	10,433,589	12,667,826	10,573,173	11,763,905
Stock Options and Other Common Stock Equivalents
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total potential dilutive shares	9,989,045	11,250,456	9,624,689	10,601,684
Unvested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total potential dilutive shares	444,544	1,427,370	948,484	1,162,221